LEASE LIABILITIES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASE LIABILITIES
Lease liabilities	$ 203.2	$ 170.5	$ 179.5
Parent
LEASE LIABILITIES
Lease liabilities	$ 29.8	$ 32.7
Minimum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	1.90%	1.90%
Maximum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	9.30%	9.30%